Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating cash flows from operating leases	$ 2,095	$ 3,560
Operating cash flows from finance leases	24	145
Financing cash flows from finance leases	$ 248	1,034
Operating leases		$ 2,653